Investment Objectives and Goals - LAFFER|TENGLER Equity Income ETF	Nov. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – LAFFER|TENGLER Equity Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	LAFFER|TENGLER Equity Income ETF (the “Fund”) seeks income and long-term capital appreciation.